LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of finance lease liabilities [Abstract]
LEASE LIABILITIES
23.	LEASE LIABILITIES

The Group has leases for some of its manufacturing plants, all warehouses, offices, motor vehicles and some IT equipment. With the exception of short-term leases and leases of low-value underlying assets, each lease is reflected on the balance sheet as a right-of-use asset (net of any depreciation and/or impairment) and a lease liability. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment (see Note 11).

Each lease generally imposes a restriction that, unless there is a contractual right for the Group to sublet the asset to another party, the right-of-use asset can only be used by the Group. Leases are either non-cancellable or may only be cancelled by incurring a substantive termination fee. Some leases contain an option to purchase the underlying leased asset outright at the end of the lease, or to extend the lease for a further term. The Group is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease. Further, the Group must insure items of property, plant and equipment and incur maintenance fees on such items in accordance with the lease contracts.

Lease liabilities

Lease liabilities are payable as follows:

	December 31, 2022 US$’000	December 31, 2021 US$’000
Current liabilities
Lease liabilities related to Right of Use assets	1,631	1,878
Sale and leaseback liabilities	45	102

	1,676	1,980

Non-Current liabilities
Lease liabilities related to Right of Use assets	12,267	13,790
Sale and leaseback liabilities	-	75
	12,267	13,865

	December 31, 2022 US$’000			December 31, 2022 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback Liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	2,249	618	1,631	46	1	45
In more than one year, but not more than two	2,240	561	1,679	-	-	-
In more than two years but not more than five	5,739	1,217	4,522	-	-	-
more than five years	6,968	902	6,066	-	-	-

	17,196	3,298	13,898	46	1	45

	December 31, 2021 US$’000			December 31, 2021 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback Liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	2,575	697	1,878	109	7	102
In more than one year, but not more than two	2,175	621	1,554	77	2	75
In more than two years but not more than five	5,985	1,469	4,516	-	-	-
more than five years	8,992	1,272	7,720	-	-	-

	19,727	4,059	15,668	186	9	177

Lease payments not recognised as a liability

No short-term lease expenses were incurred for the year ended December 31, 2022. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred.

Terms and debt repayment schedule

The terms and conditions of outstanding interest-bearing loan and borrowing at December 31, 2022 are shown in the table below. A Euro-denominated sale and leaseback liability, which had a maturity date in 2023, was settled in full in 2022.

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	USD	5.51%	2023	45	45

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2021 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	65	65
Sale and leaseback liabilities	USD	5.51%	2023	111	111

Total				176	176

The total paid in respect of lease liabilities in the year ended December 31, 2022 was US$2,761,000 (2021: US$2,938,000).